Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible preferred stock
8.	CONVERTIBLE PREFERRED STOCK
The Company issued Series
A-1
convertible preferred stock (the “Series
A-1
Preferred Stock”), Series
A-2
convertible preferred stock (the “Series
A-2
Preferred Stock”), Series
A-3
convertible preferred stock (the “Series
A-3
Preferred Stock”), and Series
A-4
convertible preferred stock (the “Series
A-4
Preferred Stock” and collectively with the Series
A-1
Preferred Stock, the Series
A-2
Preferred Stock, and the Series
A-3
Preferred Stock, the “Preferred Stock”).
The Preferred Stock as of March 31, 2024 and December 31, 2023 consisted of the following (in thousands, expect share and per share amounts):

		March 31, 2024 and December 31, 2023
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 Preferred Stock	$0.0001	4,118,120	4,118,120	$45,016	$54,308	4,118,120
Series A-2 Preferred Stock	$0.0001	1,649,188	1,649,188	21,654	21,749	1,649,188
Series A-3 Preferred Stock	$0.0001	696,516	696,516	9,187	7,348	696,516
Series A-4 Preferred Stock	$0.0001	361,659	361,659	4,770	4,054	361,659

		6,825,483	6,825,483	$80,627	$87,459	6,825,483

Upon the issuance of each series of the Preferred Stock, the Company assessed the embedded conversion and liquidation features of the issued Preferred Stock and determined that such features did not require the Company to separately account for these features.
The Preferred Stock have the following rights and privileges:
Dividends
The holders of the Preferred Stock are entitled to receive noncumulative dividends if and when declared by the Board at a rate of
8
% per annum. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on common stock payable in common stock, unless the holders of the Preferred Stock first receive, or simultaneously receive, a dividend on each outstanding share of the Preferred Stock. No dividends were declared or paid during through the period ended March 31, 2024.

Liquidation
In the event of any involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, holders of the Preferred Stock shall be paid out of the assets of the Company available for distribution an amount per share equal to the greater of (i) the applicable original issue price, plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all shares of the Preferred Stock been converted into shares of common stock.
If the assets available for distribution to its stockholders are insufficient to pay the holders of shares of the Preferred Stock the full amount which they shall be entitled, the holders of shares of Preferred Stock shall share ratably in any distribution in proportion to the respective amounts which would otherwise be payable if all amounts payable were paid in full.
Voting
On any matter presented to the stockholders of the Company for their actions or consideration at any meeting of the Company, each holder of outstanding shares of Series
A-1,
Series
A-3
and Series
A-4
(the “Voting Preferred Stock”) shall be entitled to the number of votes equal to the number of whole shares of common stock into which the shares of the Voting Preferred Stock are convertible. Holders of outstanding shares of Series
A-2
Preferred Stock are not entitled to voting rights.
Redemption
The Preferred Stock is conditionally redeemable upon the occurrence of a Deemed Liquidation Event. A Deemed Liquidation Event is defined as (a) a merger or consolidation (an “event”) in which the Company is a constituent party (or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to the event), except those in which the shares Company’s stock outstanding immediately before the event continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following the event, at least a majority, by voting power, of the capital stock of (1) the surviving or resulting corporation; or (2) if the surviving or resulting corporation is a wholly owned subsidiary of another corporation immediately following such event, the parent corporation of the surviving or resulting corporation and (b) the sale or disposition of the Company or one or more subsidiaries of the Company.
Mandatory Conversion
All outstanding shares of the Preferred Stock shall automatically convert into shares of common stock, at the conversion price upon either (a) the closing of the sale of shares of common stock to the public at a price of at least $39.56280 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock), in a firm-commitment underwritten initial public offering, resulting in at least $75.0 million of gross proceeds and in connection with such offering the common stock is listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved by the Board of Directors, including the approval of a majority of the preferred directors or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the voting preferred stock (the “Requisite Holders”).
As discussed in Note 14, all of the Company’s outstanding preferred stock converted into common stock immediately prior to the closing of the Merger.

Optional Conversion
Each share of the Preferred Stock shall be convertible at any time and from time to time and without the payment of additional consideration by the holder into such number of fully paid and non-assessable
shares of common stock as determined by dividing the original issue price by the conversion price. Each share of Series
A-2
Preferred Stock shall be convertible into one share of Series
A-1
Preferred Stock.
The conversion price for the Series
A-1
Preferred Stock and the Series
A-2
Preferred Stock initially is equal to $13.18760, and the initial conversion price for the Series
A-3
Preferred Stock and the Series
A-4
Preferred Stock is $10.55008 and $11.20946, respectively. The conversion price is subject to adjustment for any stock-splits, stock dividends, combinations or other similar recapitalizations and other adjustments as set forth in the Company’s ARCOI.

8.	CONVERTIBLE PREFERRED STOCK
The Company issued Series
A-1
convertible preferred stock (the “Series
A-1
Preferred Stock”), Series
A-2
convertible preferred stock (the “Series
A-2
Preferred Stock”), Series
A-3
convertible preferred stock (the “Series
A-3
Preferred Stock”), and Series
A-4
convertible preferred stock (the “Series
A-4
Preferred Stock”); collectively the “Preferred Stock.”

Preferred Stock consisted of the following (in thousands, expect share and per share amounts):

		December 31, 2023
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 Preferred Stock	$0.0001	4,118,120	4,118,120	$45,016	$54,308	4,118,120
Series A-2 Preferred Stock	$0.0001	1,649,188	1,649,188	21,654	21,749	1,649,188
Series A-3 Preferred Stock	$0.0001	696,516	696,516	9,187	7,348	696,516
Series A-4 Preferred Stock	$0.0001	361,659	361,659	4,770	4,054	361,659

		6,825,483	6,825,483	$ 80,627	$ 87,459	6,825,483

		December 31, 2022
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 Preferred Stock	$0.0001	4,118,120	4,118,120	$45,016	$54,308	4,118,120
Series A-2 Preferred Stock	$0.0001	1,649,188	1,649,188	21,654	21,749	1,649,188
Series A-3 Preferred Stock	$0.0001	696,516	696,516	9,187	7,348	696,516
Series A-4 Preferred Stock	$0.0001	361,659	361,659	4,770	4,054	361,659

		6,825,483	6,825,483	$ 80,627	$ 87,459	6,825,483

Upon the issuance of each series of the Preferred Stock, the Company assessed the embedded conversion and liquidation features of the issued Preferred Stock and determined that such features did not require the Company to separately account for these features.
On September 7, 2022, the Company issued 2,446,372 shares of Series
A-1
Preferred Stock and 437,282 shares of Series
A-2
Preferred Stock at a price of $13.1876 per share, for aggregate gross proceeds of $38.0 million and incurred $11,966 of issuance costs.
The Preferred Stock have the following rights and privileges:
Dividends
The holders of the Preferred Stock are entitled to receive noncumulative dividends if and when declared by the Board at a rate of 8% per annum. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on common stock payable in common stock, unless the holders of the Preferred Stock first receive, or simultaneously receive, a dividend on each outstanding share of the Preferred Stock. No dividends were declared or paid during the year ended December 31, 2023 or 2022.
Liquidation
In the event of any involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, holders of the Preferred Stock shall be paid out of the assets of the Company available for distribution an amount per share equal to the greater of (i) the applicable original issue price, plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all shares of the Preferred Stock been converted into shares of common stock.

If the assets available for distribution to its stockholders are insufficient to pay the holders of shares of the Preferred Stock the full amount which they shall be entitled, the holders of shares of Preferred Stock shall share ratably in any distribution in proportion to the respective amounts which would otherwise be payable if all amounts payable were paid in full.
Voting
On any matter presented to the stockholders of the Company for their actions or consideration at any meeting of the Company, each holder of outstanding shares of Series
A-1,
Series
A-3
and Series
A-4
(the “Voting Preferred Stock”) shall be entitled to the number of votes equal to the number of whole shares of common stock into which the shares of the Voting Preferred Stock are convertible. Holders of outstanding shares of Series
A-2
Preferred Stock are not entitled to voting rights.
Redemption
The Preferred Stock is conditionally redeemable upon the occurrence of a Deemed Liquidation Event. A Deemed Liquidation Event is defined as (a) a merger or consolidation (an “event”) in which the Company is a constituent party (or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to the event), except those in which the shares Company’s stock outstanding immediately before the event continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following the event, at least a majority, by voting power, of the capital stock of (1) the surviving or resulting corporation; or (2) if the surviving or resulting corporation is a wholly owned subsidiary of another corporation immediately following such event, the parent corporation of the surviving or resulting corporation and (b) the sale or disposition of the Company or one or more subsidiaries of the Company.
Mandatory Conversion
All outstanding shares of the Preferred Stock shall automatically convert into shares of common stock, at the conversion price upon either (a) the closing of the sale of shares of common stock to the public at a price of at least $39.56280 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock), in a firm-commitment underwritten initial public offering, resulting in at least $75.0 million of gross proceeds and in connection with such offering the common stock is listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved by the Board of Directors, including the approval of a majority of the preferred directors or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the voting preferred stock (the “Requisite Holders”).
Additionally, shares of Series
A-1
Preferred Stock and
A-2
Preferred Stock held by stockholders that did not exercise their tranche rights as part of the September 7, 2022 second tranche closing of the Preferred Stock financing were automatically converted into shares of common stock at the conversion price in effect immediately prior to this closing.
Optional Conversion
Each share of the Preferred Stock shall be convertible at any time and from time to time and without the payment of additional consideration by the holder into such number of fully paid and non-assessable
shares of common stock as determined by dividing the original issue price by the conversion price. Each share of Series
A-2
Preferred Stock shall be convertible into one share of Series
A-1
Preferred Stock.

The conversion price for the Series
A-1
Preferred Stock and the Series
A-2
Preferred Stock initially is equal to $13.18760, and the initial conversion price for the Series
A-3
Preferred Stock and the Series
A-4
Preferred Stock is $10.55008 and $11.20946, respectively. The conversion price is subject to adjustment for any stock-splits, stock dividends, combinations or other similar recapitalizations and other adjustments as set forth in the Company’s ARCOI.